Note 23 Liabilities Under Insurance Contracts And Reinsurance Contracts Issued (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities under insurance and reinsurance contracts [Line Items]
Liabilities covered by insurance and reinsurance contracts	€ 12,760,000,000	€ 10,981,000,000	€ 12,110,000,000	€ 10,131,000,000
Insurance contracts issued [Member]
Liabilities under insurance and reinsurance contracts [Line Items]
Liabilities covered by insurance and reinsurance contracts	12,760,000,000	10,981,000,000	12,110,000,000
Liabilities for remaining coverage [Member]
Liabilities under insurance and reinsurance contracts [Line Items]
Liabilities covered by insurance and reinsurance contracts	11,456,000,000	9,835,000,000	10,900,000,000
Liabilities for remaining coverage [Member] | Estimates of present value of future cash flows [member]
Liabilities under insurance and reinsurance contracts [Line Items]
Liabilities covered by insurance and reinsurance contracts	9,950,000,000	8,462,000,000	9,516,000,000
Liabilities for remaining coverage [Member] | Risk adjustment for non-financial risk [Member]
Liabilities under insurance and reinsurance contracts [Line Items]
Liabilities covered by insurance and reinsurance contracts	142,000,000	150,000,000	171,000,000
Liabilities for remaining coverage [Member] | Contractual service margin [member]
Liabilities under insurance and reinsurance contracts [Line Items]
Liabilities covered by insurance and reinsurance contracts	1,364,000,000	1,224,000,000	1,213,000,000
Liabilities for incurred claims [member]
Liabilities under insurance and reinsurance contracts [Line Items]
Liabilities covered by insurance and reinsurance contracts	1,304,000,000	1,146,000,000	1,210,000,000
Liabilities for incurred claims [member] | Estimates of present value of future cash flows [member]
Liabilities under insurance and reinsurance contracts [Line Items]
Liabilities covered by insurance and reinsurance contracts	1,282,000,000	1,129,000,000	1,191,000,000
Liabilities for incurred claims [member] | Risk adjustment for non-financial risk [Member]
Liabilities under insurance and reinsurance contracts [Line Items]
Liabilities covered by insurance and reinsurance contracts	22,000,000	17,000,000	19,000,000
Reinsurances [Member]
Liabilities under insurance and reinsurance contracts [Line Items]
Liabilities covered by insurance and reinsurance contracts	€ 0	€ 0	€ 0